Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On January 5, 2022, the Company repaid a long-term bank loan of $3.6 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On January 7, 2022, the Company received a loan of $11.5 million and $3.6 million from The Export-Import Bank of China. The loan is due on June 21, 2028 and July 1, 2023 with interest of 4.60% and 2.20%, respectively.

On January 14, 2022, the Company repaid a long-term bank loan of $2.4 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On January 17 and 28, 2022, the Company received a government subsidy of $6,587,512 and $818,326, respectively.

On January 19, 2022, the Company repaid a short-term bank loan of $45.5 million to Haixia Bank in accordance with the loan repayment schedule.

On January 19, 2022, the Company received a loan of $45.5 million from Haixia Bank. The loan is due on January 18, 2023 with interest of 6.3%.

On January 21, 2022, the Company repaid a long-term bank loan of $0.1 million and $0.1 million to The Export-Import Bank of China in accordance with the loan repayment schedule, respectively.

On January 28, 2022, the Company received a loan of $3.6 million from Bank of Communications. The loan is due on January 25, 2023 with interest of 3.95%.

On February 21, 2022, the Company repaid a long-term bank loan of $0.5 million and $4.9 million to The Export-Import Bank of China in accordance with the loan repayment schedule, respectively.

On March 16, 17 and 22, 2022, the Company received $7,475,258, $6,273,821 and $9,410,731, totaling $23,159,810 from Huanghai. See Note 2 and Note 5 for further details.

On March 28, 2022, the Company received a loan of $3.2 million from The Export-Import Bank of China. The loan is due on July 21, 2023 with interest of 2.20%.

On March 21, 2022, the Company repaid a short-term bank loan of $6.3 million to Haixia Bank in accordance with the loan repayment schedule.

On March 21, 2022, the Company repaid a long-term bank loan of $6.3 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On March 27, 2022, the Company repaid a long-term bank loan of $3.3 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On April 21, 2022, the Company received a loan of $2.0 million from The Export-Import Bank of China. The loan is due on July 21, 2023 with interest of 2.20%.

On April 21, 2022, the Company repaid a long-term bank loan of $12.3 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On April 22, 2022, the Company repaid a long-term bank loan of $1.3 million to The Export-Import Bank of China in accordance with the loan repayment schedule.

On April 24, 2022, the Company received a loan of $1.3 million from The Export-Import Bank of China. The loan is due on July 21, 2023 with interest of 2.20%.

On April 29, 2022, the Company repaid a long-term bank loan of $5.4 million to The Export-Import Bank of China in accordance with the loan repayment schedule.